Securities - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Disclosure of financial assets [line items]
Fair value of equity securities designated at FVOCI that were disposed	$ 88	$ 20
Net realized cumulative after-tax gains reclassifed from AOCI to retained earnings	93	18
Dividend income recognized on equity securities	5	9
Dividend income recognized on equity securities designated at FVOCI that were disposed	$ 2